Intangible assets, net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net
12.	Intangible assets, net

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Software	1,000	3,717
Customer contracts	—	11,328

Total cost	1,000	15,045
Less: Accumulated amortization	(167)	(1,725)

Intangible assets, net	833	13,320